Exhibit 99.1

Citigroup Commercial Mortgage Trust 2020-555
Commercial Mortgage Pass-Through Certificates, Series 2020-555

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Bancroft Capital, LLC

Siebert Williams Shank & Co., LLC

13 February 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	Siebert Williams Shank & Co., LLC 100 Wall Street, 18th Floor New York, NY 10005

Bancroft Capital, LLC 501 Office Center Drive, Suite 130 Fort Washington, Pennsylvania 19034

Re:	Citigroup Commercial Mortgage Trust 2020-555 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-555 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 February 2020

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of two promissory notes (collectively, the “Trust Notes”) comprised of:
i.	One senior promissory note (the “Senior Trust Note”) and
ii.	One subordinate promissory note (the “Junior Trust Note”),
b.	The Trust Notes evidence a portion (such portion, the “Trust Loan”) of a fixed-rate, interest-only mortgage loan (the “Mortgage Loan”), comprised of the Trust Loan and two additional senior promissory notes (the “Companion Loans”) which will not be assets of the Issuing Entity,
c.	The Companion Loans and Senior Trust Note (together, the “Senior Notes”) will be pari passu in right of payment with each other and senior in right of payment to the Junior Trust Note,
d.	The Mortgage Loan is secured by, among other things, a first priority mortgage on the borrowers’ leasehold interest in a 598 unit multifamily property located at 555 10th Avenue, New York, New York (the “Property”) and
e.	The Mortgage Loan has one related fixed rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Trust Note, Junior Trust Note, Companion Loans, Senior Notes, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of 6 March 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Trust Note, Junior Trust Note, Companion Loans, Senior Notes, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amort Term (Months)”),
c.	Use the “Original Whole Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Whole Loan Cut-off Date Amount ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Whole Loan Balloon Balance ($)”),
d.	Use the “Original Total Senior Mortgage Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Notes as of the Reference Date (the “Cut-off Date Total Senior Mortgage Loan Amount ($)”) and
ii.	The principal balance of the Senior Notes as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Total Senior Mortgage Loan Amount ($)”),

Attachment A Page 3 of 7

6. (continued)

e.	Use the “Original Senior Mortgage Loan Trust Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Senior Trust Note as of the Reference Date (the “Cut-off Date Senior Mortgage Loan Trust Amount ($)”) and
ii.	The principal balance of the Senior Trust Note as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Senior Mortgage Loan Trust Amount ($)”),
f.	Use the “Original Senior Companion Mortgage Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion Loans as of the Reference Date (the “Cut-off Date Senior Companion Mortgage Loan Amount ($)”) and
ii.	The principal balance of the Companion Loans as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Senior Companion Mortgage Loan Amount ($)”) and
g.	Use the “Original Junior Trust Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Junior Trust Note as of the Reference Date (the “Cut-off Date Junior Trust Loan Amount ($)”) and
ii.	The principal balance of the Junior Trust Note as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Junior Trust Loan Amount ($)”) and
h.	Use the “Original Mezzanine Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-off Date Mezzanine Loan Amount ($)”) and
ii.	The principal balance of the Mezzanine Loan as of the ”Maturity Date” of the Mezzanine Loan (the “Maturity Balance Mezzanine Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Whole Loan Cut-off Date Amount ($),
b.	Cut-off Date Mezzanine Loan Amount ($),
c.	Whole Loan Balloon Balance ($) and
d.	Maturity Balance Mezzanine Loan Amount ($),

as shown on the Final Data File, we recalculated the:

i.       Total Loan Cut-off Date Amount ($) and

ii.       Total Loan Balloon Balance ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

8.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Senior Mortgage Loan Trust Amount ($),
b.	Original Junior Trust Loan Amount ($),
c.	Mortgage Loan Interest Rate and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Debt Service Payment ($) and
ii.	Trust Annual Debt Service Payment ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Debt Service Payment ($)” of the Trust Loan as 1/12th of the product of:

a.	The sum of:
i.	The “Original Senior Mortgage Loan Trust Amount ($),” as shown on the Final Data File and
ii.	The “Original Junior Trust Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service Payment ($)” of the Trust Loan as twelve (12) times the “Trust Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 5 of 7

10.	Using the:
a.	Original Total Senior Mortgage Loan Amount ($),
b.	Mortgage Loan Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Loan Monthly Debt Service Payment ($) and

ii.       Senior Loan Annual Debt Service Payment ($)

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Monthly Debt Service Payment ($)” of the Senior Notes as 1/12th of the product of:

a.	The “Original Total Senior Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Annual Debt Service Payment ($)” of the Senior Notes as twelve (12) times the “Senior Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

11.	Using the:
a.	Original Junior Trust Loan Amount ($),
b.	Mortgage Loan Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.       Junior Loan Monthly Debt Service Payment ($) and

ii.       Junior Loan Annual Debt Service Payment ($)

of the Junior Trust Note. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Loan Monthly Debt Service Payment ($)” of the Junior Trust Note as 1/12th of the product of:

a.	The “Original Junior Trust Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Loan Annual Debt Service Payment ($)” of the Junior Trust Note as twelve (12) times the “Junior Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 6 of 7

12.	Using the:
a.	Original Mezzanine Loan Amount ($),
b.	Mezzanine Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment ($) and
ii.	Mezzanine Loan Annual Debt Service Payment ($)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment ($)” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Original Mezzanine Loan Amount ($),” as shown on the Final Data File,
b.	The “Mezzanine Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment ($)” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

13.	Using the:
a.	Senior Loan Monthly Debt Service Payment ($),
b.	Junior Loan Monthly Debt Service Payment ($),
c.	Mezzanine Loan Monthly Debt Service Payment ($),
d.	Senior Loan Annual Debt Service Payment ($),
e.	Junior Loan Annual Debt Service Payment ($) and
f.	Mezzanine Loan Annual Debt Service Payment ($),

as shown on the Final Data File, we recalculated the:

i.       Total Loan Monthly Debt Service Payment ($) and

ii.       Total Loan Annual Debt Service Payment ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Senior Loan Annual Debt Service Payment ($),
b.	Junior Loan Annual Debt Service Payment ($),
c.	Total Loan Annual Debt Service Payment ($),
d.	Net Operating Income UW,
e.	Net Cash Flow UW,
f.	Cut-off Date Total Senior Mortgage Loan Amount ($),
g.	Maturity Balance Total Senior Mortgage Loan Amount ($),
h.	Total Loan Cut-off Date Amount ($),
i.	Total Loan Balloon Balance ($),
j.	Whole Loan Cut-off Date Amount ($),
k.	Whole Loan Balloon Balance ($),

Attachment A Page 7 of 7

14. (continued)

l.	As-Is Appraised Value,
m.	Hypothetical As-Is Appraised Value,
n.	Multifamily Units and
o.	Total Rentable Area (SF),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Senior Mortgage Loan UW NOI DSCR,
ii.	Senior Mortgage Loan UW NCF DSCR,
iii.	Whole Loan UW NOI DSCR,
iv.	Whole Loan UW NCF DSCR,
v.	Total Loan UW NOI DSCR,
vi.	Total Loan UW NCF DSCR,
vii.	Senior Mortgage Loan UW NOI Debt Yield,
viii.	Senior Mortgage Loan UW NCF Debt Yield,
ix.	Whole Loan UW NOI Debt Yield,
x.	Whole Loan UW NCF Debt Yield,
xi.	Total Loan UW NOI Debt Yield,
xii.	Total Loan UW NCF Debt Yield,
xiii.	Senior Mortgage Loan Cut-off Date LTV,
xiv.	Senior Mortgage Loan Maturity Date LTV,
xv.	Whole Loan Cut-off Date LTV,
xvi.	Whole Loan Maturity Date LTV,
xvii.	Total Loan Cut-off Date LTV,
xviii.	Total Maturity Date LTV,
xix.	Cut-off Date Senior Mortgage Loan Amount per Unit ($),
xx.	Cut-off Date Senior Mortgage Loan Amount per Rentable SF ($),
xxi.	Total Loan Amount per Unit ($),
xxii.	Total Loan Amount per Rentable SF ($),
xxiii.	As-Is Appraised Value per Unit,
xxiv.	As-Is Appraised Value per Rentable SF,
xxv.	Hypothetical As-Is Appraised Value per Unit,
xxvi.	As-Is Appraised Value per Rentable SF (Hypothetical As-Is),
xxvii.	Whole Loan Amount per Unit ($) and
xxviii.	Whole Loan Amount per SF ($)

of the Senior Notes, Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Use the “As-Is Appraised Value” to recalculate the characteristics listed in xiii. through xviii. above
b.	Round the characteristics listed in i. through vi. above to two decimal places and
c.	Round the characteristics listed in vii. through xviii. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	12 December 2019

Mortgage Loan Agreement	12 December 2019

Draft Note Splitter Agreement (see Note 1)	Not Dated

Mezzanine Loan Agreement	12 December 2019

Closing Statement	12 December 2019

Deposit Account Control Agreement	12 December 2019

Guaranty Agreement	12 December 2019

Escrow Instruction Letter	12 December 2019

Assignment and Subordination or Management Agreement	12 December 2019

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	21 October 2019

Engineering Report	25 September 2019

Underwriter’s Summary Report	1 November 2019

Underwritten Rent Roll	23 September 2019

Environmental Phase I Report	30 October 2019

Insurance Review Document	26 November 2019

Pro Forma Title Policy	Not Dated

Ground Lease	22 August 2011

Ground Lease Amendments	Various

Ground Lease Abstract	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Tenant Lease Agreements	Various

Note:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft” Source Document(s) listed in the table above as fully executed Source Document(s).

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Type (see Note 9)	Appraisal Report
Property Sub-Type	Appraisal Report
Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip	USPS Internet Site (www.usps.gov)
Market	Appraisal Report
Submarket	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Multifamily Units	Underwritten Rent Roll
Retail/Community Facility Unit SF	Underwritten Rent Roll
Total Rentable Area (SF)	Underwritten Rent Roll
Gross Building Area (SF)	Appraisal Report
Occupancy % (Multifamily)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Occupancy % (Retail/Community Facility Unit)	Underwritten Rent Roll
Occupancy Date (Retail/Community Facility Unit)	Underwritten Rent Roll
Number of Tenants (Retail/Community Facility Unit)	Underwritten Rent Roll
Ownership Interest	Pro Forma Title Policy
Ground Lease Maturity Date	Ground Lease
Ground Lease Extension Options	Ground Lease
Ground Lease Fully Extended Maturity Date	Ground Lease

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Provider	Appraisal Report
As-Is Appraised Value (see Note 2)	Appraisal Report
Hypothetical As-Is Appraised Value (see Note 2)	Appraisal Report
As-Is Appraised Value Date	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report

Exhibit 2 to Attachment A Page 2 of 10

Third Party Information: (continued)

Characteristic	Source Document(s)

Phase II Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report
Seismic Zone	Engineering Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Weighted Average Retail/Community Facility Unit Lease Expiration Date	Underwritten Rent Roll
Weighted Average Remaining Retail/Community Facility Unit Lease Term (Years)	Underwritten Rent Roll
Largest Retail/Community Facility Unit Tenant Name	Underwritten Rent Roll
Largest Retail/Community Facility Unit Tenant Lease Start	Underwritten Rent Roll
Largest Retail/Community Facility Unit Tenant Lease Exp.	Underwritten Rent Roll
Largest Retail/Community Facility Unit Tenant NRA	Underwritten Rent Roll
Largest Retail/Community Facility Unit Tenant % of NRA	Underwritten Rent Roll
Largest Retail/Community Facility Unit Tenant UW Base Rent ($)	Underwritten Rent Roll
Largest Retail/Community Facility Unit Tenant UW Gross Rent ($)	Underwritten Rent Roll
2nd Largest Retail/Community Facility Unit Tenant Name	Underwritten Rent Roll
2nd Largest Retail/Community Facility Unit Tenant Lease Start	Underwritten Rent Roll
2nd Largest Retail/Community Facility Unit Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Retail/Community Facility Unit Tenant NRA	Underwritten Rent Roll
2nd Largest Retail/Community Facility Unit Tenant % of NRA	Underwritten Rent Roll
2nd Largest Retail/Community Facility Unit Tenant UW Base Rent ($)	Underwritten Rent Roll
2nd Largest Retail/Community Facility Unit Tenant UW Gross Rent ($)	Underwritten Rent Roll
3rd Largest Retail/Community Facility Unit Tenant Name	Underwritten Rent Roll
3rd Largest Retail/Community Facility Unit Tenant Lease Start	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 10

Major Tenant Information: (continued)

Characteristic	Source Document(s)

3rd Largest Retail/Community Facility Unit Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Retail/Community Facility Unit Tenant NRA	Underwritten Rent Roll
3rd Largest Retail/Community Facility Unit Tenant % of NRA	Underwritten Rent Roll
3rd Largest Retail/Community Facility Unit Tenant UW Base Rent ($)	Underwritten Rent Roll
3rd Largest Retail/Community Facility Unit Tenant UW Gross Rent ($)	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

% of EGI (Multifamily)	Underwriter’s Summary Report
% of EGI (Retail/Community Facility Unit)	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Multifamily) 2019	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Multifamily) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Multifamily) 2020 Budget	Underwriter’s Summary Report
In-Place Base Rent (Market Rate Multifamily) UW	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units (Market Rate) 2019	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units (Market Rate) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units (Market Rate) 2020 Budget	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units (Market Rate) UW	Underwriter’s Summary Report
Gross Potential Income (Market Rate Multifamily) 2019	Underwriter’s Summary Report
Gross Potential Income (Market Rate Multifamily) Appraisal Yr 1	Underwriter’s Summary Report
Gross Potential Income (Market Rate Multifamily) 2020 Budget	Underwriter’s Summary Report
Gross Potential Income (Market Rate Multifamily) UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

Market Rate Economic Vacancy (Multifamily) 2019	Underwriter’s Summary Report
Market Rate Economic Vacancy (Multifamily) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Market Rate Economic Vacancy (Multifamily) 2020 Budget	Underwriter’s Summary Report
Market Rate Economic Vacancy (Multifamily) UW	Underwriter’s Summary Report
Market Rate Concessions (Multifamily) 2019	Underwriter’s Summary Report
Market Rate Concessions (Multifamily) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Market Rate Concessions (Multifamily) 2020 Budget	Underwriter’s Summary Report
Market Rate Concessions (Multifamily) UW	Underwriter’s Summary Report
Market Rate EGI Before Other Income 2019	Underwriter’s Summary Report
Market Rate EGI Before Other Income Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Market Rate EGI Before Other Income 2020 Budget	Underwriter’s Summary Report
Market Rate EGI Before Other Income UW	Underwriter’s Summary Report
In-Place Base Rent (Affordable Multifamily) 2019	Underwriter’s Summary Report
In-Place Base Rent (Affordable Multifamily) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
In-Place Base Rent (Affordable Multifamily) 2020 Budget	Underwriter’s Summary Report
In-Place Base Rent (Affordable Multifamily) UW	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units (Affordable) 2019	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units (Affordable) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units (Affordable) 2020 Budget	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units (Affordable) UW	Underwriter’s Summary Report
Gross Potential Income (Affordable Multifamily) 2019	Underwriter’s Summary Report
Gross Potential Income (Affordable Multifamily) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Gross Potential Income (Affordable Multifamily) 2020 Budget	Underwriter’s Summary Report
Gross Potential Income (Affordable Multifamily) UW	Underwriter’s Summary Report
Affordable Economic Vacancy (Multifamily) 2019	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

Affordable Economic Vacancy (Multifamily) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Affordable Economic Vacancy (Multifamily) 2020 Budget	Underwriter’s Summary Report
Affordable Economic Vacancy (Multifamily) UW	Underwriter’s Summary Report
Affordable EGI Before Other Income 2019	Underwriter’s Summary Report
Affordable EGI Before Other Income Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Affordable EGI Before Other Income 2020 Budget	Underwriter’s Summary Report
Affordable EGI Before Other Income UW	Underwriter’s Summary Report
Other Income 2019	Underwriter’s Summary Report
Other Income Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Other Income 2020 Budget	Underwriter’s Summary Report
Other Income UW	Underwriter’s Summary Report
Total Apartment EGI 2019	Underwriter’s Summary Report
Total Apartment EGI Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Total Apartment EGI 2020 Budget	Underwriter’s Summary Report
Total Apartment EGI UW	Underwriter’s Summary Report
Commercial Base Rent 2019	Underwriter’s Summary Report
Commercial Base Rent Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Commercial Base Rent 2020 Budget	Underwriter’s Summary Report
Commercial Base Rent UW	Underwriter’s Summary Report
Commercial Reimbursements 2019	Underwriter’s Summary Report
Commercial Reimbursements Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Commercial Reimbursements 2020 Budget	Underwriter’s Summary Report
Commercial Reimbursements UW	Underwriter’s Summary Report
Gross Potential Income (Commercial) 2019	Underwriter’s Summary Report
Gross Potential Income (Commercial) Appraisal Yr 1 (2020)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

Gross Potential Income (Commercial) 2020 Budget	Underwriter’s Summary Report
Gross Potential Income (Commercial) UW	Underwriter’s Summary Report
Economic Vacancy & Credit Loss (Commercial) 2019	Underwriter’s Summary Report
Economic Vacancy & Credit Loss (Commercial) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Economic Vacancy & Credit Loss (Commercial) 2020 Budget	Underwriter’s Summary Report
Economic Vacancy & Credit Loss (Commercial) UW	Underwriter’s Summary Report
Effective Gross Income (Commercial) 2019	Underwriter’s Summary Report
Effective Gross Income (Commercial) Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Effective Gross Income (Commercial) 2020 Budget	Underwriter’s Summary Report
Effective Gross Income (Commercial) UW	Underwriter’s Summary Report
Total EGI 2019	Underwriter’s Summary Report
Total EGI Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Total EGI 2020 Budget	Underwriter’s Summary Report
Total EGI UW	Underwriter’s Summary Report
Management Fee 2019	Underwriter’s Summary Report
Management Fee Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Management Fee 2020 Budget	Underwriter’s Summary Report
Management Fee UW	Underwriter’s Summary Report
Payroll & Benefits 2019	Underwriter’s Summary Report
Payroll & Benefits Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Payroll & Benefits 2020 Budget	Underwriter’s Summary Report
Payroll & Benefits UW	Underwriter’s Summary Report
Repairs & Maintenance 2019	Underwriter’s Summary Report
Repairs & Maintenance Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Repairs & Maintenance 2020 Budget	Underwriter’s Summary Report
Repairs & Maintenance UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

Utilities 2019	Underwriter’s Summary Report
Utilities Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Utilities 2020 Budget	Underwriter’s Summary Report
Utilities UW	Underwriter’s Summary Report
General & Administrative 2019	Underwriter’s Summary Report
General & Administrative Appraisal Yr 1 (2020)	Underwriter’s Summary Report
General & Administrative 2020 Budget	Underwriter’s Summary Report
General & Administrative UW	Underwriter’s Summary Report
Insurance 2019	Underwriter’s Summary Report
Insurance Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Insurance 2020 Budget	Underwriter’s Summary Report
Insurance UW	Underwriter’s Summary Report
Real Estate Taxes 2019	Underwriter’s Summary Report
Real Estate Taxes Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Real Estate Taxes 2020 Budget	Underwriter’s Summary Report
Real Estate Taxes UW	Underwriter’s Summary Report
Ground Rent 2019	Underwriter’s Summary Report
Ground Rent Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Ground Rent 2020 Budget	Underwriter’s Summary Report
Ground Rent UW	Underwriter’s Summary Report
Total Operating Expenses 2019	Underwriter’s Summary Report
Total Operating Expenses Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Total Operating Expenses 2020 Budget	Underwriter’s Summary Report
Total Operating Expenses UW	Underwriter’s Summary Report
Net Operating Income 2019	Underwriter’s Summary Report
Net Operating Income Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Net Operating Income 2020 Budget	Underwriter’s Summary Report
Replacement Reserves - Multifamily 2019	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 8 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

Replacement Reserves - Multifamily Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Replacement Reserves – Multifamily 2020 Budget	Underwriter’s Summary Report
Replacement Reserves – Multifamily UW	Underwriter’s Summary Report
Replacement Reserves - Commercial 2019	Underwriter’s Summary Report
Replacement Reserves – Commercial Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Replacement Reserves – Commercial 2020 Budget	Underwriter’s Summary Report
Replacement Reserves – Commercial UW	Underwriter’s Summary Report
TI/LC 2019	Underwriter’s Summary Report
TI/LC Appraisal Yr 1 (2020)	Underwriter’s Summary Report
TI/LC 2020 Budget	Underwriter’s Summary Report
TI/LC UW	Underwriter’s Summary Report
Net Cash Flow 2019	Underwriter’s Summary Report
Net Cash Flow Appraisal Yr 1 (2020)	Underwriter’s Summary Report
Net Cash Flow 2020 Budget	Underwriter’s Summary Report
Net Cash Flow UW	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Tax Escrow ($)	Mortgage Loan Agreement and Closing Statement
Monthly Tax Escrow ($)	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Insurance Escrow ($)	Mortgage Loan Agreement and Closing Statement
Monthly Insurance Escrow ($)	Mortgage Loan Agreement
Insurance Springing Conditions	Mortgage Loan Agreement
Upfront Immediate Repairs Reserve ($)	Mortgage Loan Agreement and Closing Statement
Upfront CapEx Reserve ($)	Mortgage Loan Agreement and Closing Statement
Monthly CapEx Reserve ($)	Mortgage Loan Agreement
CapEx Springing Conditions	Mortgage Loan Agreement
CapEx Escrow Cap ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement and Closing Statement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Reserve Springing Conditions	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Upfront Other Reserve	Mortgage Loan Agreement and Closing Statement

Exhibit 2 to Attachment A Page 9 of 10

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Ongoing Other Reserve	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Other Reserve 2	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve 2	Mortgage Loan Agreement
Other Reserve Description 2	Mortgage Loan Agreement
Upfront Other Reserve 3	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve 3	Mortgage Loan Agreement
Other Reserve Description 3	Mortgage Loan Agreement
Upfront Other Reserve 4	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve 4	Mortgage Loan Agreement
Other Reserve Description 4	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Original Whole Loan Amount ($)	Mortgage Loan Agreement
Original Total Senior Mortgage Loan Amount ($)	Draft Note Splitter Agreement
Original Mezzanine Loan Amount ($)	Mezzanine Loan Agreement
Mortgage Loan Interest Rate	Mortgage Loan Agreement
Mezzanine Interest Rate	Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 6)	Mortgage Loan Agreement
Lockbox Type (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Borrower Entity Type	Mortgage Loan Agreement
Carveout Guarantor	Mortgage Loan Agreement
Partial Release	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 10 of 10

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “As-Is Appraised Value” and “Hypothetical As-Is Appraised Value” characteristics, the Depositor instructed us to use the Scenario I value for the “As-Is Appraised Value” and the Scenario II value for the “Hypothetical As-Is Appraised Value,” as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower(s) or (ii) retained as additional collateral for the Mortgage Loan.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to:
a.	Use “Hard” if the applicable Source Document(s) requires the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s) and
b.	Use “Soft” if the applicable Source Document(s) requires the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

9.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Inclusion Indicator
Control
Property Name
Administrative Fee Rate (%)
Partial Release Description
Future Debt Description
Seismic Report Date
PML (SEL)
PML (SUL)
Original Senior Mortgage Loan Trust Amount ($)
Original Senior Companion Mortgage Loan Amount ($)
Original Junior Trust Loan Amount ($)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.